                           ONE GROUP(R) MUTUAL FUNDS

              INSTITUTIONAL MONEY MARKET FUNDS COMBINED PROSPECTUS

                  Supplement dated March 2, 2001 to Prospectus
                             dated November 1, 2000

  Appendix A on page 28 of the prospectus indicates that One Group Treasury Only Money Market Fund and One Group Government Money Market Fund may invest in Treasury Receipts. Neither Fund currently invests in such instruments, nor do they intend to in the future. Therefore, Fund Codes 2 and 3 are deleted from Treasury Receipts on Appendix A.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE
TOGF-124S